Organization and Significant Accounting Policies - Narrative (Details) shares in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) director shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		100.00%
Goodwill and intangible asset impairment | $	$ 0
Advertising costs | $		$ 53,700,000	$ 27,200,000	$ 44,600,000
Equity awards vested percentage after first year		25.00%
Equity awards vested percentage after second year		25.00%
Equity awards vested percentage after third year		50.00%
Contingent Shares Not Expected To Vest
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding (in shares) | shares		0.7	0.9	1.5
Minimum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		13 years
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		0.00%
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director		3
AICF Funding | New South Wales, Australia
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director		2